Net Income Per Share	9 Months Ended	12 Months Ended
	Mar. 31, 2014	Jun. 30, 2013
Notes
Net Income Per Share

NET INCOME PER SHARE

Basic earnings per share are computed on the basis of the weighted average number of shares of Common Stock outstanding during the period. Diluted earnings per share is computed on the basis of the weighted average number of shares of Common Stock plus the effect of potentially dilutive common shares outstanding during the period using the if-converted method for the convertible debt and equity securities and the treasury stock method for stock options and common stock purchase warrants. The following table sets forth the computation of basic and diluted net income per common share:

	Three months	Three months	Nine months	Nine months
	ended	ended	ended	ended
	March 31, 2014	March 31, 2013	March 31, 2014	March 31, 2013
	(unaudited)	(unaudited)	(unaudited)	(unaudited)

Net income available to common stockholders - basic	$3,928,011	$3,159,206	$18,024,773	$14,813,455
Interest on convertible notes	228,542	253,935	724,412	815,326
Net income available for common shareholders - diluted	$4,156,553	$3,413,141	$18,749,185	$15,628,781

Weighted average number of common shares outstanding - basic	17,861,085	17,861,085	17,861,085	17,861,085
Common shares if converted from Convertible Debt	3,970,243	4,232,250	4,096,554	4,232,250
Weighted average number of common shares outstanding - diluted	21,831,328	22,093,335	21,957,639	22,093,335

Earnings per share:
Basic	$0.22	$0.18	$1.10	$0.83
Diluted	$0.19	$0.15	$0.85	$0.71

NET INCOME PER SHARE

Basic earnings per share are computed on the basis of the weighted average number of shares of Common Stock outstanding during the period. Diluted earnings per share is computed on the basis of the weighted average number of shares of Common Stock plus the effect of potentially dilutive common shares outstanding during the period using the if-converted method for the convertible debt and equity securities and the treasury stock method for stock options and common stock purchase warrants. The following table sets forth the computation of basic and diluted net income per common share:

	The year ended June 30, 2013	The year ended June 30, 2012

Net income available to common stockholders-basic	$19,123,517	$9,648,025
Interest on convertible notes	1,069,261	10,875,038
Net income available for common shareholders – diluted	$20,192,778	$20,523,063

Weighted average number of common shares outstanding - basic	17,861,085	17,861,085
Common shares if converted from Convertible Debt	4,232,250	5,018,000
Weighted average number of common shares outstanding - diluted	22,093,335	22,879,085

Earnings (loss) per share:
Basic	$1.07	$0.54
Diluted	$0.91	$0.54